GS Mortgage-Backed Securities Trust 2023-PJ1 ABS-15G

Exhibit 99.1 - Schedule 6

GS Loan Number	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	XXXX	Closing_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	XXXX	Property_Type	Condo	Low Rise (4 or fewer stories)	FALSE